UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	7-31

Date of reporting period:	4-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Focused Large Cap Fund
April 30, 2014

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
AIR FREIGHT AND LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	2,373	233,741
AUTO COMPONENTS — 2.3%
Magna International, Inc.	2,964	290,442
AUTOMOBILES — 2.6%
Ford Motor Co.	19,706	318,252
CHEMICALS — 2.4%
Praxair, Inc.	2,325	303,529
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	13,828	319,565
CONSUMER FINANCE — 5.0%
American Express Co.	3,536	309,152
Capital One Financial Corp.	4,163	307,646
		616,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
Verizon Communications, Inc.	6,503	303,885
ELECTRIC UTILITIES — 2.6%
Duke Energy Corp.	4,374	325,819
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
Trimble Navigation Ltd.(1)	7,991	307,094
ENERGY EQUIPMENT AND SERVICES — 2.4%
National Oilwell Varco, Inc.	3,813	299,435
FOOD AND STAPLES RETAILING — 4.0%
CVS Caremark Corp.	4,246	308,769
Kroger Co. (The)	4,247	195,532
		504,301
HEALTH CARE PROVIDERS AND SERVICES — 6.7%
Cardinal Health, Inc.	5,101	354,570
UnitedHealth Group, Inc.	4,078	306,013
WellPoint, Inc.	1,701	171,257
		831,840
HOUSEHOLD PRODUCTS — 4.6%
Colgate-Palmolive Co.	4,662	313,753
Kimberly-Clark Corp.	2,262	253,909
		567,662
INSURANCE — 3.8%
Aflac, Inc.	4,973	311,907
Travelers Cos., Inc. (The)	1,740	157,609
		469,516
INTERNET SOFTWARE AND SERVICES — 2.4%
Facebook, Inc., Class A(1)	4,939	295,253
IT SERVICES — 2.6%
International Business Machines Corp.	1,644	322,997

MACHINERY — 8.0%
Caterpillar, Inc.	3,564	375,645
Cummins, Inc.	2,088	314,975
PACCAR, Inc.	4,663	298,339
		988,959
MEDIA — 2.5%
Viacom, Inc., Class B	3,645	309,752
METALS AND MINING — 1.6%
Vale SA ADR	15,014	198,485
MULTILINE RETAIL — 1.7%
Macy's, Inc.	3,669	210,711
OIL, GAS AND CONSUMABLE FUELS — 7.7%
Anadarko Petroleum Corp.	3,146	311,517
Chevron Corp.	2,550	320,076
Exxon Mobil Corp.	3,190	326,688
		958,281
PHARMACEUTICALS — 5.3%
AbbVie, Inc.	6,438	335,291
Actavis plc(1)	1,583	323,454
		658,745
PROFESSIONAL SERVICES — 1.5%
IHS, Inc., Class A(1)	1,604	193,491
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.1%
General Growth Properties, Inc.	10,732	246,514
Vornado Realty Trust	2,542	260,809
		507,323
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.8%
Micron Technology, Inc.(1)	4,039	105,499
SOFTWARE — 2.4%
Microsoft Corp.	7,433	300,293
SPECIALTY RETAIL — 2.4%
Gap, Inc. (The)	7,773	305,479
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.4%
Hewlett-Packard Co.	7,415	245,140
SanDisk Corp.	4,353	369,874
Seagate Technology plc	1,049	55,157
		670,171
THRIFTS AND MORTGAGE FINANCE — 1.6%
TFS Financial Corp.(1)	14,535	194,624
TOBACCO — 2.3%
Philip Morris International, Inc.	3,289	280,979
TOTAL COMMON STOCKS (Cost $10,930,414)		12,192,921
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $80,352), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $78,696)		78,696
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $64,414), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $62,957)		62,957
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $64,237), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $62,957)		62,957
SSgA U.S. Government Money Market Fund	55,066	55,066

TOTAL TEMPORARY CASH INVESTMENTS (Cost $259,676)	259,676
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $11,190,090)	12,452,597
OTHER ASSETS AND LIABILITIES — (0.2)%	(30,108)
TOTAL NET ASSETS — 100.0%	$12,422,489

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	12,192,921	—	—
Temporary Cash Investments	55,066	204,610	—
	12,247,987	204,610	—

3. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,203,885
Gross tax appreciation of investments	$1,277,225
Gross tax depreciation of investments	(28,513)
Net tax appreciation (depreciation) of investments	$1,248,712

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Large Cap Fund
April 30, 2014

Legacy Large Cap - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
AEROSPACE AND DEFENSE — 3.3%
Boeing Co. (The)	2,672	344,741
Raytheon Co.	2,625	250,635
		595,376
AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	2,691	265,063
AUTO COMPONENTS — 3.9%
Delphi Automotive plc	5,267	352,046
Magna International, Inc.	3,568	349,629
		701,675
AUTOMOBILES — 2.0%
Ford Motor Co.	22,081	356,608
BEVERAGES — 2.3%
Monster Beverage Corp.(1)	928	62,139
PepsiCo, Inc.	4,127	354,468
		416,607
BIOTECHNOLOGY — 1.5%
Alkermes plc(1)	5,711	264,191
CAPITAL MARKETS — 1.0%
Eaton Vance Corp.	4,923	177,573
CHEMICALS — 1.3%
LyondellBasell Industries NV, Class A	2,478	229,215
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Stericycle, Inc.(1)	3,002	349,553
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	15,316	353,953
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
China Unicom (Hong Kong) Ltd. ADR	26,402	404,743
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.2%
Corning, Inc.	10,572	221,060
ENERGY EQUIPMENT AND SERVICES — 0.2%
Cameron International Corp.(1)	545	35,403
FOOD AND STAPLES RETAILING — 3.8%
Kroger Co. (The)	7,718	355,337
Wal-Mart Stores, Inc.	4,042	322,188
		677,525
FOOD PRODUCTS — 2.0%
Kellogg Co.	5,381	359,612
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Mettler-Toledo International, Inc.(1)	1,286	299,792
HEALTH CARE PROVIDERS AND SERVICES — 3.2%
AmerisourceBergen Corp.	4,293	279,818
UnitedHealth Group, Inc.	3,797	284,927
		564,745

HOTELS, RESTAURANTS AND LEISURE — 4.1%
Las Vegas Sands Corp.	4,718	373,336
McDonald's Corp.	3,435	348,240
		721,576
HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	5,270	354,671
INTERNET SOFTWARE AND SERVICES — 6.0%
Equinix, Inc.(1)	1,967	369,422
Facebook, Inc., Class A(1)	6,035	360,772
Google, Inc., Class A(1)	637	340,719
		1,070,913
IT SERVICES — 3.9%
Cognizant Technology Solutions Corp., Class A(1)	7,262	347,886
International Business Machines Corp.	1,730	339,893
		687,779
LIFE SCIENCES TOOLS AND SERVICES — 3.7%
Bruker Corp.(1)	15,176	313,536
Illumina, Inc.(1)	2,553	346,825
		660,361
MACHINERY — 3.9%
Caterpillar, Inc.	3,397	358,044
PACCAR, Inc.	5,183	331,608
		689,652
MEDIA — 3.6%
Charter Communications, Inc., Class A(1)	2,371	321,342
Time Warner Cable, Inc.	2,218	313,758
		635,100
METALS AND MINING — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	1,500	51,555
OIL, GAS AND CONSUMABLE FUELS — 5.9%
Anadarko Petroleum Corp.	3,374	334,094
Chesapeake Energy Corp.	12,576	361,560
Exxon Mobil Corp.	3,384	346,555
		1,042,209
PAPER AND FOREST PRODUCTS — 2.0%
International Paper Co.	7,637	356,266
PHARMACEUTICALS — 4.0%
AbbVie, Inc.	6,876	358,102
Eli Lilly & Co.	5,948	351,527
		709,629
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
General Growth Properties, Inc.	10,060	231,078
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.3%
Jones Lang LaSalle, Inc.	2,064	239,197
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Micron Technology, Inc.(1)	15,681	409,588
SOFTWARE — 5.4%
Microsoft Corp.	15,082	609,313
Oracle Corp.	8,833	361,093
		970,406

SPECIALTY RETAIL — 5.4%
AutoZone, Inc.(1)	673	359,308
Lowe's Cos., Inc.	7,530	345,702
TJX Cos., Inc. (The)	4,529	263,497
		968,507
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.9%
EMC Corp.	12,568	324,254
SanDisk Corp.	4,549	386,529
Seagate Technology plc	6,630	348,605
		1,059,388
TOBACCO — 2.0%
Philip Morris International, Inc.	4,125	352,399
TOTAL COMMON STOCKS (Cost $15,784,594)		17,482,968
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $141,964), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $139,039)		139,039
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $113,805), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $111,231)		111,231
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $113,493), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $111,231)		111,231
SSgA U.S. Government Money Market Fund	97,290	97,290
TOTAL TEMPORARY CASH INVESTMENTS (Cost $458,791)		458,791
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $16,243,385)		17,941,759
OTHER ASSETS AND LIABILITIES — (0.8)%		(140,493)
TOTAL NET ASSETS — 100.0%		$17,801,266

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	17,482,968	—	—
Temporary Cash Investments	97,290	361,501	—
	17,580,258	361,501	—

3. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,282,183
Gross tax appreciation of investments	$1,742,047
Gross tax depreciation of investments	(82,471)
Net tax appreciation (depreciation) of investments	$1,659,576

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Multi Cap Fund
April 30, 2014

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
AEROSPACE AND DEFENSE — 1.0%
TransDigm Group, Inc.	796	141,585
AIR FREIGHT AND LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	1,302	128,247
AUTO COMPONENTS — 1.0%
Magna International, Inc.	1,494	146,397
AUTOMOBILES — 2.9%
Ford Motor Co.	9,215	148,822
General Motors Co.	3,787	130,576
Honda Motor Co. Ltd. ADR	4,442	147,919
		427,317
BANKS — 0.8%
Trustmark Corp.	4,876	111,514
BEVERAGES — 0.5%
Monster Beverage Corp.(1)	1,039	69,571
BIOTECHNOLOGY — 0.8%
PDL BioPharma, Inc.	13,925	118,223
CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.(1)	584	115,749
Blackstone Group LP	4,558	134,598
E*Trade Financial Corp.(1)	6,884	154,546
Janus Capital Group, Inc.	12,505	151,685
		556,578
CHEMICALS — 1.0%
FMC Corp.	1,878	144,606
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Stericycle, Inc.(1)	1,057	123,077
COMMUNICATIONS EQUIPMENT — 3.8%
Cisco Systems, Inc.	5,907	136,511
Comtech Telecommunications Corp.	4,262	135,318
Plantronics, Inc.	3,374	147,005
QUALCOMM, Inc.	1,801	141,757
		560,591
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	1,052	87,663
CONSUMER FINANCE — 1.9%
American Express Co.	1,684	147,232
Credit Acceptance Corp.(1)	1,041	136,912
		284,144
CONTAINERS AND PACKAGING — 0.5%
Packaging Corp. of America	1,115	74,292
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
KT Corp. ADR	7,344	116,843
Verizon Communications, Inc.	3,178	148,508
		265,351

ELECTRIC UTILITIES — 1.9%
Duke Energy Corp.	1,890	140,786
PPL Corp.	4,288	142,962
		283,748
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	1,104	75,271
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
Corning, Inc.	7,154	149,590
Trimble Navigation Ltd.(1)	3,860	148,340
		297,930
ENERGY EQUIPMENT AND SERVICES — 1.9%
National Oilwell Varco, Inc.	1,844	144,809
Patterson-UTI Energy, Inc.	4,441	144,466
		289,275
FOOD AND STAPLES RETAILING — 2.2%
CVS Caremark Corp.	1,405	102,171
Kroger Co. (The)	2,776	127,807
Sysco Corp.	2,660	96,904
		326,882
FOOD PRODUCTS — 3.0%
ConAgra Foods, Inc.	3,241	98,883
J&J Snack Foods Corp.	1,472	137,779
Kraft Foods Group, Inc.	1,468	83,471
TreeHouse Foods, Inc.(1)	1,754	131,269
		451,402
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Becton Dickinson and Co.	695	78,556
Varian Medical Systems, Inc.(1)	1,792	142,553
		221,109
HEALTH CARE PROVIDERS AND SERVICES — 3.9%
Cardinal Health, Inc.	2,319	161,194
Magellan Health Services, Inc.(1)	2,478	143,030
Providence Service Corp. (The)(1)	3,432	139,373
UnitedHealth Group, Inc.	1,893	142,051
		585,648
HOTELS, RESTAURANTS AND LEISURE — 3.6%
Hyatt Hotels Corp., Class A(1)	2,657	149,536
McDonald's Corp.	1,409	142,844
MGM Resorts International(1)	6,150	155,164
Papa John's International, Inc.	1,996	87,545
		535,089
HOUSEHOLD DURABLES — 1.8%
Jarden Corp.(1)	2,570	146,876
NVR, Inc.(1)	116	124,932
		271,808
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	1,064	73,427
Kimberly-Clark Corp.	1,244	139,639
		213,066

INSURANCE — 3.1%
ACE Ltd.	988	101,092
Aflac, Inc.	1,700	106,624
Hanover Insurance Group, Inc. (The)	2,451	143,261
Progressive Corp. (The)	4,723	114,533
		465,510
INTERNET AND CATALOG RETAIL — 1.0%
Liberty Interactive Corp., Class A(1)	4,908	142,627
IT SERVICES — 4.5%
CACI International, Inc., Class A(1)	1,109	77,242
Convergys Corp.	4,625	99,623
International Business Machines Corp.	767	150,692
Jack Henry & Associates, Inc.	1,158	63,875
Total System Services, Inc.	4,894	155,482
Unisys Corp.(1)	4,940	120,388
		667,302
LIFE SCIENCES TOOLS AND SERVICES — 1.0%
PerkinElmer, Inc.	3,436	144,209
MACHINERY — 4.9%
Caterpillar, Inc.	1,516	159,787
Deere & Co.	1,547	144,397
Manitowoc Co., Inc. (The)	4,769	151,559
PACCAR, Inc.	2,288	146,386
Pall Corp.	1,574	132,452
		734,581
MEDIA — 2.0%
Comcast Corp., Class A	2,872	148,655
Time Warner Cable, Inc.	1,019	144,148
		292,803
METALS AND MINING — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	4,366	150,060
Vale SA ADR	8,169	107,994
		258,054
MULTILINE RETAIL — 1.0%
Macy's, Inc.	2,523	144,896
OIL, GAS AND CONSUMABLE FUELS — 8.6%
Chesapeake Energy Corp.	5,291	152,116
Chevron Corp.	1,347	169,075
ConocoPhillips	1,257	93,408
Exxon Mobil Corp.	2,870	293,917
Marathon Oil Corp.	4,027	145,576
PetroQuest Energy, Inc.(1)	20,442	123,061
Range Resources Corp.	1,650	149,243
Total SA ADR	2,097	149,390
		1,275,786
PHARMACEUTICALS — 3.7%
AbbVie, Inc.	2,971	154,730
AstraZeneca plc ADR	1,749	138,258
Eli Lilly & Co.	2,507	148,164
Hospira, Inc.(1)	2,470	113,126
		554,278

PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	909	64,366
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
Extra Space Storage, Inc.	2,909	152,228
Macerich Co. (The)	2,329	151,175
		303,403
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc.	1,089	126,204
ROAD AND RAIL — 1.0%
J.B. Hunt Transport Services, Inc.	1,932	147,025
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Cirrus Logic, Inc.(1)	7,547	168,298
Freescale Semiconductor Ltd.(1)	3,195	70,194
Microchip Technology, Inc.	3,065	145,710
		384,202
SOFTWARE — 2.6%
ANSYS, Inc.(1)	730	55,706
Microsoft Corp.	4,480	180,992
Oracle Corp.	3,688	150,766
		387,464
SPECIALTY RETAIL — 1.0%
Gap, Inc. (The)	3,135	123,206
Outerwall, Inc.(1)	467	32,386
		155,592
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.7%
SanDisk Corp.	1,241	105,448
Seagate Technology plc	2,599	136,655
Super Micro Computer, Inc.(1)	7,978	162,432
		404,535
THRIFTS AND MORTGAGE FINANCE — 2.8%
Berkshire Hills Bancorp, Inc.	5,112	119,774
MGIC Investment Corp.(1)	17,458	150,139
TFS Financial Corp.(1)	11,507	154,079
		423,992
TOBACCO — 1.0%
Philip Morris International, Inc.	1,736	148,307
TRADING COMPANIES AND DISTRIBUTORS — 1.0%
CAI International, Inc.(1)	6,533	142,093
WATER UTILITIES — 1.0%
American Water Works Co., Inc.	3,142	143,055
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
SBA Communications Corp., Class A(1)	1,354	121,535
TOTAL COMMON STOCKS (Cost $13,110,388)		14,422,203
TEMPORARY CASH INVESTMENTS — 3.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $180,308), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $176,593)		176,593
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $144,543), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $141,274)		141,274
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $144,147), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $141,274)		141,274
SSgA U.S. Government Money Market Fund	123,567	123,567

TOTAL TEMPORARY CASH INVESTMENTS (Cost $582,708)	582,708
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $13,693,096)	15,004,911
OTHER ASSETS AND LIABILITIES — (0.8)%	(123,353)
TOTAL NET ASSETS — 100.0%	$14,881,558

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,422,203	—	—
Temporary Cash Investments	123,567	459,141	—
	14,545,770	459,141	—

3. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,700,570
Gross tax appreciation of investments	$1,480,036
Gross tax depreciation of investments	(175,695)
Net tax appreciation (depreciation) of investments	$1,304,341

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2014